Extension Note Receivable (Details)	Jun. 30, 2023 USD ($)
Extension Note Receivable [Line Items]
Extension note receivable	$ 273,066
Extension Notes [Member]
Extension Note Receivable [Line Items]
Deposited into the trust account	$ 45,511